Equity Investments (Details) - Ling Ban Online [Member] - USD ($)	Dec. 31, 2020	Jan. 15, 2020	Dec. 31, 2019
Equity Investments (Details) [Line Items]
Uncollected service including accounts receivable, net	$ 129,000		$ 109,000
Equity investments		$ 435,000
Equity interest, percentage		6.50%
Chief Executive Officer [Member]
Equity Investments (Details) [Line Items]
Equity investments		$ 1.29